Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 43.2%
2,904	iShares 20+ Year Treasury Bond ETF	$ 451,020	2.1
12,551	iShares Core S&P 500 ETF	3,713,967	16.9
3,449	iShares Russell Mid-Cap Growth ETF	494,311	2.3
4,013	Vanguard Global ex-U.S. Real Estate ETF	217,264	1.0
3,080	Vanguard Real Estate ETF	268,976	1.2
11,176	Vanguard Russell 1000 Growth ETF	1,927,413	8.8
22,670	Vanguard Value ETF	2,391,685	10.9

	Total Exchange-Traded Funds
	(Cost $9,406,805)	9,464,636	43.2

MUTUAL FUNDS: 56.8%
	Affiliated Investment Companies: 52.8%
67,860	Voya Intermediate Bond Fund - Class P3	724,061	3.3
35,668	Voya Large Cap Growth Fund - Class P3	1,657,499	7.6
127,689	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,532,263	7.0
271,665	Voya Multi-Manager International Equity Fund - Class P3	2,966,580	13.4
209,182	Voya Multi-Manager International Factors Fund - Class P3	1,859,629	8.5
56,215	Voya Multi-Manager Mid Cap Value Fund - Class P3	489,069	2.2
39,007	Voya Short Term Bond Fund - Class P3	388,115	1.8
48,765	Voya Small Company Fund - Class P3	650,041	3.0
21,395	Voya Strategic Income Opportunities Fund - Class P3	221,008	1.0
94,048	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,087,190	5.0
		11,575,455	52.8

	Unaffiliated Investment Companies: 4.0%
27,055	TIAA-CREF S&P 500 Index Fund - Class I	877,936	4.0

	Total Mutual Funds
	(Cost $13,005,946)	12,453,391	56.8

	Total Investments in Securities (Cost $22,412,751)	$ 21,918,027	100.0
	Assets in Excess of Other Liabilities	5,808	0.0
	Net Assets	$ 21,923,835	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 9,464,636	$ –	$ –	$ 9,464,636
Mutual Funds	12,453,391	–	–	12,453,391
Total Investments, at fair value	$ 21,918,027	$ –	$ –	$ 21,918,027

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund Class P3	$574,491	$960,283	$(820,880)	$10,167	$724,061	$32,933	$34,875	622
Voya Large Cap Growth Fund Class P3	1,294,876	2,423,775	(1,967,945)	(93,207)	1,657,499	12,146	210,283	71,988
Voya Large Cap Value Fund Class P3	-	268,189	(268,189)		-	3,999	(1,525)	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	1,224,895	1,066,637	(736,303)	(22,966)	1,532,263	27,426	54,774	8,466
Voya Multi-Manager International Equity Fund Class P3	2,347,313	1,529,195	(905,792)	(4,136)	2,966,580	62,111	995	-
Voya Multi-Manager International Factors Fund Class P3	1,480,933	1,008,341	(605,795)	(23,850)	1,859,629	62,157	(41,483)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	388,870	290,866	(127,675)	(62,992)	489,069	5,904	18,622	43,362
Voya Short Term Bond Fund - Class P3	307,283	223,504	(146,294)	3,622	388,115	9,346	2,029	-
Voya Small Company Fund Class P3	519,213	1,037,427	(919,627)	13,028	650,041	579	(16,902)	-
Voya Strategic Income Opportunities Fund - Class P3	-	545,752	(325,103)	359	221,008	8,614	3,373	-
Voya Strategic Income Opportunities Fund - Class R6	352,151	81,892	(432,369)	(1,674)	-	4,899	253	-
Voya U.S. High Dividend Low Volatility Fund Class P3	1,039,738	2,065,843	(1,905,321)	(113,070)	1,087,190	28,019	136,966	14,847
	$9,529,763	$11,501,704	$(9,161,293)	$(294,719)	$11,575,455	$258,133	$402,260	$139,285

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,634,058.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 238,847
Gross Unrealized Depreciation	(954,878)
Net Unrealized Depreciation	$ (716,031)